Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 3 –INTANGIBLE ASSETS

As of June 30, 2021 and December 31, 2020, intangible assets consisted of the following:

	Useful life	June 30, 2021	December 31, 220

Other intangible assets	3 - 5 years	843,967	844,246
Redemption code	5 years	750,000	750,000
Goodwill	infinite	27,353	27,353
		1,621,320	1,621,599
Less: accumulated amortization		(763,538)	(714,832)
Less: impairment loss		(750,000)	(750,000)

		$107,782	$156,767

Annual amortization of intangible assets attributable to future periods is as follows:

Year ending June 30:	Amount
2021	$63,964
2022	16,465
2023	-
$80,429

For the six months ended June 30, 2021 and 2020, amortization of intangible assets amounted to $49,075 and $101,496, respectively.

For the three months ended June 30, 2021 and 2020, amortization of intangible assets amounted to $24,538 and $50,748, respectively.

NOTE 7 –  INTANGIBLE ASSETS

At December 31, 2020 and 2019, intangible assets consisted of the following:

	Useful life	December 31, 2020	December 31, 2019

Other intangible assets	3 - 5 years	844,246	843,817
Redemption code	5 years	750,000	750,000
Goodwill	infinite	27,353	27,353
		1,621,599	1,621,170
Less: accumulated amortization		(714,832)	(512,763)
Less: impairment loss		(750,000)	-

		$156,767	$1,108,407

Amortization of intangible assets attributable to future periods is as follows:

Year ending December 31:	Amount
2021	$103,889
2022	18,018
2023	7,507
Thereafter	-
$129,414

Amortization expense from continuing operations for the years ended December 31, 2020 and 2019 amounted to $202,992 and $270,894 respectively. Amortization expense from discontinued operations for the years ended December 31, 2020 and 2019 amounted to $0 and $84,219, respectively. Impairment loss from continuing operations for the years ended December 31, 2020 and 2019 amounted to $750,000 and $0 respectively. No impairment loss from discontinued operations recognised for the years ended December 31, 2020 and 2019.